Commitments and Contingencies - Additional Information (Detail)	1 Months Ended			12 Months Ended
	Nov. 30, 2014 USD ($) sqft	Nov. 30, 2014 EUR (€)	Mar. 31, 2014 USD ($) sqft	Dec. 31, 2014 USD ($) sqft	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Office and laboratory space leased	3,681	3,681	29,933
Additional extension term of lease			5 years
Operating lease amendment, leased premises expansion				16,234
Operating lease amendment, additional space				27,701
Allowance for improvements			$ 1,616,000	$ 1,048,000
Security deposit in the form of a letter of credit			400,000
Security deposit in the form of a letter of credit which may be reduced in January 2018			200,000
Operating lease agreement term	5 years	5 years
Scheduled rent payments due	455,000	374,000
Total rent expense				520,000	174,000	127,000
Royalty and sublicense payment				$ 0